Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments	January 31, 2020
(Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS — 13.7%

UNITED STATES — 13.7%
4,545,000	iShares MSCI EAFE ETF	$306,696,600
8,644,506	iShares MSCI Emerging Markets Fund	364,020,148
375,000	iShares Short-Term Corporate Bond ETF	20,291,250
555,500	Vanguard Short-Term Corporate Bond ETF	45,423,235
Total Exchange-Traded Funds (Cost $756,548,429)		736,431,233

Contracts
CALL OPTIONS PURCHASED — 0.1%
20,000	iShares MSCI EAFE ETF, Strike $71.00, Expires 02/07/20, (Notional amount $142,000,000)	0
100,000	iShares MSCI Emerging Markets ETF, Strike $45.00, Expires 02/28/20, (Notional amount $4,500,000)	600,000
2,500	S&P 500 Index, Strike $3,320.00, Expires 02/07/20, (Notional amount $8,300,000)	500,000
3,000	S&P 500 Index, Strike $3,350.00, Expires 01/29/20, (Notional amount $10,050,000)	0
3,000	S&P 500 Index, Strike $3,360.00, Expires 02/05/20, (Notional amount $10,080,000)	0
45,000	VanEck Vectors Gold Miners ETF, Strike $30.00, Expires 03/20/20, (Notional amount $135,000,000)	3,150,000
Total Call Options Purchased (Cost $17,618,381)		4,250,000

Contracts
PUT OPTIONS PURCHASED — 0.2%
100,000	iShares iBoxx High Yield Corporate Bond ETF, Strike $87.00, Expires 02/21/20, (Notional amount $8,700,000)	4,200,000
1,500	S&P 500 Index, Strike $3,200.00, Expires 02/14/20, (Notional amount $4,800,000)	5,325,000
Total Put Options Purchased (Cost $5,822,988)		9,525,000
Principal Amount
BANK LOANS — 0.4%

UNITED STATES — 0.4%
$4,136,364	Caliber Home Loans, Inc., 0.00%, 04/24/21(a),(b)	4,126,023
5,279,378	Lstar 19-1 Securities Financing, (LIBOR + 2.000%), 2.44%, 05/30/22(a),(b)	5,279,378
8,000,000	Rntr Seer Financing, (LIBOR + 2.380%), 4.49%, 12/20/21(a),(b)	7,980,000
4,554,688	Roundpoint Mortgage Servicing Corp., (LIBOR + 3.380%), 3.38%, 08/27/20(a),(b)	4,567,896
Total Bank Loans (Cost $21,970,430)		21,953,297

CORPORATE BONDS — 5.3%

AUSTRALIA — 0.0%
$310,000	Australia & New Zealand Banking Group Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.288%, 2.95%, 07/22/30(c),(d)	314,263
425,000	Macquarie Bank Ltd., 6.63%, 04/07/21(c)	448,368
1,000,000	National Australia Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.880%, 3.93%, 08/02/34(c),(d)	1,063,254
		1,825,885

BERMUDA — 0.0%
1,250,000	Ooredoo International Finance Ltd., 5.00%, 10/19/25(c)	1,403,750

BRAZIL — 0.2%
500,000	BRF SA, 4.75%, 05/22/24(c)	518,005
2,578,000	BRF SA, 4.88%, 01/24/30(c)	2,638,583
1,500,000	CSN Resources SA, 6.50%, 07/21/20(c)	1,522,500
1,900,000	Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25(c)	1,980,750
1,500,000	Nexa Resources SA, 5.38%, 05/04/27(c)	1,614,375
2,425,000	Vale Overseas Ltd., 6.25%, 08/10/26	2,862,713
		11,136,926

1

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
BRITISH VIRGIN ISLANDS — 0.0%
$700,000	Gerdau Trade, Inc., 4.88%, 10/24/27(c)	$770,000

CANADA — 0.1%
1,525,000	1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(e)	1,573,343
1,000,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.25%, 09/15/27(e)	1,070,000
1,000,000	Mercer International, Inc., 7.38%, 01/15/25	1,057,920
		3,701,263

CAYMAN ISLANDS — 0.3%
4,774,892	Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%, 6.94%, 02/12/23(e),(f)	4,852,484
788,000	Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(c)	792,492
1,500,000	Banco do Brasil SA, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.782%, 8.50%, 01/01/00(c),(d)	1,560,000
753,000	Banco do Brasil SA/CaymanREGS, 4.75%, 03/20/24(c)	799,121
2,000,000	DP World Crescent Ltd., 4.85%, 09/26/28(c)	2,213,192
1,560,000	Emaar Sukuk Ltd., 3.88%, 09/17/29	1,566,711
750,000	Itau Unibanco Holding SA, 5.13%, 05/13/23(c)	799,688
1,000,000	Itau Unibanco Holding SA/Cayman Island, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%, 6.13%, 01/01/00(c),(d)	1,050,750
1,000,000	MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.476%, 5.50%, (d)	1,025,000
1,000,000	MAF Global Securities Ltd., 4.75%, 05/07/24	1,074,760
190,236	SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(c),(g)	182,865
		15,917,063

CHILE — 0.0%
750,000	Inversiones CMPC SA, 3.85%, 01/13/30(c)	766,875
600,000	Inversiones CMPC SA, 4.38%, 04/04/27(c)	638,550
		1,405,425
Principal Amount		Value
CHINA — 0.1%
$705,000	Baidu, Inc., 4.88%, 11/14/28	$815,135
702,000	China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29	805,685
1,500,000	China Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.294%, 4.00%, 07/03/75(d)	1,504,121
810,000	JD.com, Inc., 3.38%, 01/14/30	828,124
		3,953,065

COLOMBIA — 0.0%
1,100,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.929%, 4.88%, 10/18/27(d)	1,135,750
850,000	Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(c)	950,938
		2,086,688

CURACAO — 0.1%
800,000	Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	790,400
1,750,000	Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,730,313
		2,520,713

FRANCE — 0.0%
500,000	Constellium NV, 5.88%, 02/15/26(e)	516,250
1,500,000	Societe Generale SA, 5.00%, 01/17/24(c)	1,636,858
		2,153,108

GUATEMALA — 0.0%
2,000,000	Central American Bottling Corp., 5.75%, 01/31/27(c)	2,124,800

HONG KONG — 0.1%
1,600,000	Bank of East Asia Ltd. (The), (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%, 5.50%, 01/01/00(d)	1,622,001
1,500,000	Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24	1,573,393
750,000	Shimao Property Holdings Ltd., 4.75%, 07/03/22	763,320
		3,958,714

2

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
INDIA — 0.1%
$780,000	Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(c)	$823,345
500,000	Delhi International Airport Ltd., 6.13%, 02/03/22	523,561
600,000	Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24	627,078
800,000	JSW Steel Ltd., 5.25%, 04/13/22	818,939
800,000	Power Finance Corp. Ltd., 3.95%, 04/23/30(c)	801,125
		3,594,048

IRELAND — 0.1%
1,775,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25(e)	1,854,875
3,125,000	Bank of Ireland Group Plc, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.500%, 4.13%, 09/19/27(d)	3,190,350
		5,045,225

ISLE OF MAN — 0.0%
1,000,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(c)	1,140,030

ISRAEL — 0.1%
785,000	Bank Leumi Le-Israel BM, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%, 3.28%, 01/29/31(d),(e)	790,697
1,500,000	Israel Electric Corp. Ltd., 4.25%, 08/14/28(e)	1,645,080
		2,435,777

KAZAKHSTAN — 0.0%
1,525,000	KazMunayGas National Co. JSC, 4.75%, 04/19/27(c)	1,711,111

LUXEMBOURG — 0.1%
500,000	Altice Financing SA, 6.63%, 02/15/23(e)	508,750
2,000,000	Gazprom OAO Via Gaz Capital SA, 5.15%, 02/11/26(c)	2,237,100
450,000	Millicom International Cellular SA, 6.25%, 03/25/29(c)	497,700
750,000	Minerva Luxembourg SA, 6.50%, 09/20/26(c)	795,416
1,670,000	Rede D’or Finance Sarl, 4.95%, 01/17/28(c)	1,757,675
276,000	Ultrapar International SA, 5.25%, 10/06/26(c)	298,243
Principal Amount		Value
LUXEMBOURG (continued)
$800,000	Ultrapar International SA, 5.25%, 06/06/29(c)	$858,000
		6,952,884

MAURITIUS — 0.0%
772,000	UPL Corp. Ltd., 4.50%, 03/08/28	791,516

MEXICO — 0.1%
1,000,000	America Movil SAB de CV, 3.63%, 04/22/29	1,094,390
1,518,000	Cemex SAB de CV, 5.45%, 11/19/29(c)	1,618,947
1,500,000	Grupo Bimbo SAB de CV, 3.88%, 06/27/24(c)	1,594,962
800,000	Petroleos Mexicanos, 3.50%, 01/30/23	813,000
1,100,000	Sigma Alimentos SA de CV, 4.13%, 05/02/26(c)	1,152,250
		6,273,549

NETHERLANDS — 0.3%
2,200,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 US + 2.197%, 4.40%, 03/27/28(d)	2,313,080
280,000	Braskem Netherlands Finance BV, 4.50%, 01/31/30(c)	281,456
3,000,000	ING Groep NV, 1.938%, 4.70%, 03/22/28(d)	3,185,070
1,500,000	Lukoil International Finance BV, 4.56%, 04/24/23(c)	1,588,125
1,000,000	MDGH - GMTN BV, 2.50%, 11/07/24(c)	1,008,000
1,000,000	Myriad International Holdings BV, 5.50%, 07/21/25(c)	1,119,400
2,650,000	Petrobras Global Finance BV, 7.38%, 01/17/27	3,292,228
1,500,000	Prosus NV, 4.85%, 07/06/27(c)	1,654,635
500,000	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26(e)	543,125
1,500,000	VEON Holdings BV, 4.95%, 06/16/24(c)	1,613,040
		16,598,159

PANAMA — 0.0%
1,000,000	Global Bank Corp., 4.50%, 10/20/21(c)	1,032,500

PERU — 0.0%
500,000	Southern Copper Corp., 3.88%, 04/23/25	534,302

3

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
PHILIPPINES — 0.0%
$1,500,000	Rizal Commercial Banking Corp., 3.00%, 09/11/24	$1,506,954

SAUDI ARABIA — 0.1%
1,570,000	Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	1,623,013
1,000,000	Saudi Arabian Oil Co., 2.88%, 04/16/24(c)	1,027,463
		2,650,476

SINGAPORE — 0.0%
1,500,000	Jubilant Pharma Ltd., 6.00%, 03/05/24	1,567,956

SOUTH AFRICA — 0.0%
2,000,000	Standard Bank Group Ltd., 3.754%, 5.95%, 05/31/29(d)	2,120,000

SOUTH KOREA — 0.1%
550,000	KDB Life Insurance Co. Ltd., 7.50%, 11/21/68	550,682
200,000	Kia Motors Corp., 3.50%, 10/25/27(c)	208,012
1,500,000	Kyobo Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.091%, 3.95%, 01/01/00(c),(d)	1,520,625
500,000	Shinhan Bank Co., Ltd., 4.00%, 04/23/29(c)	543,245
		2,822,564

SWITZERLAND — 0.0%
1,125,000	Credit Suisse AG, 6.50%, 08/08/23(c)	1,258,594

UNITED ARAB EMIRATES — 0.1%
3,175,000	DAE Funding LLC, 5.00%, 08/01/24(e)	3,321,844
680,940	Emirates Airline, 4.50%, 02/06/25(c)	697,518
		4,019,362

UNITED KINGDOM — 0.2%
1,400,000	AngloGold Ashanti Holdings Plc, 6.50%, 04/15/40	1,582,889
1,375,000	Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(e)	1,371,563
758,000	MARB BondCo Plc, 7.00%, 03/15/24(c)	785,478
1,500,000	Royal Bank of Scotland Group PLC, 6.10%, 06/10/23	1,666,238
1,525,000	Standard Chartered Plc, 3.95%, 01/11/23(c)	1,585,173
Principal Amount		Value
UNITED KINGDOM (continued)
$500,000	State Bank of India/London, 4.38%, 01/24/24(c)	$531,190
		7,522,531

UNITED STATES — 3.1%
2,925,000	AbbVie, Inc., 3.20%, 11/21/29(e)	3,037,567
500,000	Advanced Drainage Systems, Inc., 5.00%, 09/30/27(e)	516,250
1,750,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(e)	1,774,290
1,600,000	Alcon Finance Corp., 3.00%, 09/23/29(e)	1,662,478
925,000	Alliance Data Systems Corp., 4.75%, 12/15/24(e)	922,271
280,122	Ambac Assurance Corp., 5.10%, 06/07/20(e)	416,681
3,050,000	American Tower Corp., REIT, 3.80%, 08/15/29	3,319,121
475,000	AMN Healthcare, Inc., 4.63%, 10/01/27(e)	479,748
700,000	Amsted Industries, Inc., 4.63%, 05/15/30(e)	708,750
1,375,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	1,650,028
1,375,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	1,627,052
325,000	Ashtead Capital, Inc., 4.00%, 05/01/28(e)	333,125
325,000	Ashtead Capital, Inc., 4.25%, 11/01/29(e)	338,000
1,975,000	AT&T, Inc., 4.30%, 02/15/30	2,233,889
2,500,000	Avantor, Inc., 6.00%, 10/01/24(e)	2,656,250
500,000	Avantor, Inc., 9.00%, 10/01/25(e)	552,600
275,000	Bausch Health Cos, Inc., 6.50%, 03/15/22(e)	280,104
3,000,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(e)	3,085,860
2,000,000	Bausch Health Cos, Inc., 5.50%, 11/01/25(e)	2,071,660
1,000,000	Bausch Health Cos, Inc., 5.75%, 08/15/27(e)	1,069,900
625,000	Bausch Health Cos, Inc., 5.25%, 01/30/30(e)	636,719
1,000,000	BCD Acquisition, Inc., 9.63%, 09/15/23(e)	1,038,750

4

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Berry Global, Inc., 5.50%, 05/15/22	$1,007,500
2,400,000	Berry Global, Inc., 5.63%, 07/15/27(e)	2,550,000
2,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(e)	2,029,800
2,000,000	Calpine Corp., 5.75%, 01/15/25	2,056,040
625,000	Calpine Corp., 4.50%, 02/15/28(e)	621,875
2,700,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 05/01/25(e)	2,787,750
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(e)	1,046,250
1,575,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(e)	1,619,297
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	176,750
3,000,000	Centene Corp., 5.38%, 06/01/26(e)	3,191,250
1,350,000	Centene Corp., 5.38%, 08/15/26(e)	1,434,375
1,475,000	Centene Corp., 4.25%, 12/15/27(e)	1,537,688
1,300,000	Centene Corp., 4.63%, 12/15/29(e)	1,397,370
750,000	CenturyLink, Inc., 5.13%, 12/15/26(e)	772,500
1,200,000	Charles River Laboratories International, Inc., 4.25%, 05/01/28(e)	1,217,496
1,925,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.05%, 03/30/29	2,215,878
1,425,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	1,860,510
1,000,000	Cheniere Energy Partners LP, 5.25%, 10/01/25	1,030,000
525,000	Cheniere Energy Partners LP, 4.50%, 10/01/29(e)	534,188
700,000	Cigna Corp., 3.75%, 07/15/23	740,160
1,000,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	1,051,000
1,075,000	Clearway Energy Operating LLC, 4.75%, 03/15/28(e)	1,106,014
Principal Amount		Value
UNITED STATES (continued)
$1,500,000	CommScope, Inc., 6.00%, 03/01/26(e)	$1,573,128
775,000	Concho Resources, Inc., 4.38%, 01/15/25	801,214
1,425,000	Constellation Brands, Inc., 4.75%, 11/15/24	1,592,701
1,400,000	Constellation Brands, Inc., 4.75%, 12/01/25	1,591,670
2,125,000	Constellation Brands, Inc., 3.15%, 08/01/29	2,213,020
1,050,000	Crown Castle International Corp., REIT, 3.65%, 09/01/27	1,133,727
900,000	Crown Castle International Corp., REIT, 3.10%, 11/15/29	931,875
2,000,000	CSC Holdings LLC, 6.63%, 10/15/25(e)	2,111,500
700,000	CSC Holdings LLC, 5.75%, 01/15/30(e)	752,514
1,300,000	CVS Health Corp., 3.00%, 08/15/26	1,349,442
850,000	CVS Health Corp., 4.30%, 03/25/28	941,874
1,325,000	CVS Health Corp., 3.25%, 08/15/29	1,374,597
1,650,000	Delta Air Lines, Inc., 2.90%, 10/28/24	1,666,121
1,550,000	Deutsche Bank AG/New York NY, 3.15%, 01/22/21	1,563,209
750,000	Deutsche Bank AG/New York NY, 4.25%, 10/14/21	772,357
25,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(e)	23,375
1,075,000	Diamondback Energy, Inc., 5.38%, 05/31/25	1,124,421
1,300,000	Diamondback Energy, Inc., 3.50%, 12/01/29	1,315,470
1,275,000	Energy Transfer Operating LP, 3.75%, 05/15/30	1,299,989
775,000	Energy Transfer Operating LP, 4.25%, 03/15/23	815,499
1,225,000	Equinix, Inc., REIT, 5.88%, 01/15/26	1,299,848
2,450,000	Equinix, Inc., REIT, 3.20%, 11/18/29	2,536,510
2,075,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,141,457
1,400,000	Ford Motor Credit Co. LLC, 4.27%, 01/09/27	1,419,162
950,000	Fox Corp., 4.03%, 01/25/24(e)	1,022,349
1,000,000	Gray Television, Inc., 5.13%, 10/15/24(e)	1,032,500

5

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$500,000	Greif, Inc., 6.50%, 03/01/27(e)	$538,435
1,000,000	H&E Equipment Services, Inc., 5.63%, 09/01/25	1,042,500
1,850,000	HCA, Inc., 5.25%, 04/15/25	2,101,480
1,150,000	iStar, Inc., REIT, 4.75%, 10/01/24	1,196,000
925,000	iStar, Inc., REIT, 4.25%, 08/01/25	929,625
500,000	JB Poindexter & Co., Inc., 7.13%, 04/15/26(e)	537,500
1,210,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 04/15/29(e)	1,355,200
1,000,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/30(c)	1,080,000
1,900,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(e)	1,954,625
1,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(e)	1,099,875
600,000	Kinder Morgan Energy Partners LP, 4.30%, 05/01/24	648,182
2,400,000	Kraft Heinz Foods Co., 3.00%, 06/01/26	2,441,309
175,000	Lamar Media Corp., 4.00%, 02/15/30(e)	176,313
1,000,000	Lamar Media Corp., 5.75%, 02/01/26	1,055,000
1,000,000	Laredo Petroleum, Inc., 10.13%, 01/15/28	892,350
1,229,000	Level 3 Financing, Inc., 5.38%, 01/15/24	1,243,846
2,875,000	Level 3 Financing, Inc., 3.40%, 03/01/27(e)	2,953,488
2,875,000	Level 3 Financing, Inc., 3.88%, 11/15/29(e)	2,987,528
550,000	Marriott Ownership Resorts, Inc., 4.75%, 01/15/28(e)	562,375
700,000	Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(e)	721,329
325,000	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/27(e)	343,688
1,075,000	MPT Operating Partnership LP / MPT Finance Corp., REIT, 4.63%, 08/01/29	1,123,375
625,000	Nexstar Broadcasting, Inc., 5.63%, 08/01/24(e)	650,000
Principal Amount		Value
UNITED STATES (continued)
$1,025,000	NextEra Energy Operating Partners LP, 4.25%, 07/15/24(e)	$1,068,788
1,019,000	Novelis Corp., 5.88%, 09/30/26(e)	1,080,140
650,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.63%, 02/15/24	663,423
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/27(e)	523,700
1,575,000	Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/24	1,642,105
1,500,000	Post Holdings, Inc., 5.50%, 03/01/25(e)	1,553,745
500,000	Reliance Holding USA, Inc., 5.40%, 02/14/22(c)	529,225
575,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 07/15/23(e)	586,793
2,100,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(e)	2,064,090
2,025,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(e)	2,039,357
975,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(e)	973,516
1,925,000	Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	2,189,539
1,500,000	SBA Communications Corp., REIT, 4.88%, 07/15/22	1,519,050
475,000	Select Medical Corp., 6.25%, 08/15/26(e)	512,444
2,025,000	Sherwin-Williams Co. (The), 3.45%, 06/01/27	2,179,526
3,395,000	Southern Star Central Corp., 5.13%, 07/15/22(e)	3,434,736
625,000	Springleaf Finance Corp., 6.13%, 03/15/24	678,125
500,000	Springleaf Finance Corp., 7.13%, 03/15/26	573,675
1,500,000	Sprint Corp., 7.13%, 06/15/24	1,549,275
1,475,000	Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/28	1,569,179
575,000	TEGNA, Inc., 4.63%, 03/15/28(e)	577,875
1,375,000	TEGNA, Inc., 5.00%, 09/15/29(e)	1,392,188
950,000	TerraForm Power Operating LLC, 4.75%, 01/15/30(e)	1,001,072
500,000	T-Mobile USA, Inc., 6.38%, 03/01/25	516,095

6

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,375,000	UBS AG/Stamford CT, 7.63%, 08/17/22	$1,552,403
1,500,000	United Rentals North America, Inc., 5.50%, 07/15/25	1,552,050
1,000,000	VeriSign, Inc., 4.75%, 07/15/27	1,055,000
500,000	Verscend Escrow Corp., 9.75%, 08/15/26(e)	543,750
275,000	VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(e)	278,520
300,000	VICI Properties LP / VICI Note Co., Inc., REIT, 4.63%, 12/01/29(e)	313,500
1,500,000	Viking Cruises Ltd., 5.88%, 09/15/27(e)	1,537,575
1,475,000	Wabtec Corp., 4.40%, 03/15/24	1,597,029
42,119,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(b)	0
21,131,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(b)	0
9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(b)	0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(b)	0
525,000	Western Midstream Operating LP, 3.10%, 02/01/25	528,066
		163,803,890
Total Corporate Bonds (Cost $280,512,383)		286,338,828

GOVERNMENT BONDS — 2.6%

BRAZIL — 0.1%
1,000,000	Brazilian Government International Bond, 2.63%, 01/05/23	1,014,010
1,100,000	Brazilian Government International Bond, 6.00%, 04/07/26	1,303,500
1,000,000	Brazilian Government International Bond, 5.00%, 01/27/45	1,081,510
		3,399,020
CANADA — 1.6%
115,700,000	Canadian Government Bond, 1.25%, 02/01/20	87,417,584
Principal Amount		Value
INDONESIA — 0.0%
$700,000	Indonesia Government International Bond, 4.75%, 02/11/29	$809,359
UNITED KINGDOM — 0.9%
36,000,000	United Kingdom Gilt, 4.75%, 03/07/20	47,708,592
Total Government Bonds (Cost $142,075,091)		139,334,555

ASSET-BACKED SECURITIES — 16.4%

CAYMAN ISLANDS — 4.9%
Collateralized Loan Obligations — 4.4%
$11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 7.52%, 07/15/26(e),(f)	$10,519,837
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 7.52%, 04/20/31(e),(f)	977,961
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.82%, 10/20/27(e),(f)	1,000,575
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 4.78%, 01/15/27(e),(f)	2,533,800
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.30%, 04/13/27(e),(f)	1,500,252
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 6.14%, 04/27/27(e),(f)	953,647
992,750	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.32%, 07/20/32(e),(f)	908,736
17,550,000	CBAM CLO Management, Series 2019-10A, Class SUB, 0.00%, 04/20/32(e),(h)	13,563,832
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(e),(h)	7,533,631
11,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 6.83%, 04/15/27(e),(f)	11,092,049
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(e),(h)	7,076,544

7

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 9.97%, 10/20/31(e),(f)	$6,266,131
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 6.83%, 01/15/28(e),(f)	1,226,998
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 7.91%, 10/15/29(e),(f)	1,000,194
6,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 8.46%, 10/23/30(e),(f)	6,007,598
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(e),(h)	3,380,985
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 8.04%, 07/25/31(e),(f)	15,004,524
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(e),(h)	3,668,193
125,000,000	Romark Credit Funding I Ltd., Series 2020-1A, Class SUB, 0.00%, 04/28/38(e),(h)	125,000,000
6,375,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(e),(h)	4,416,455
1,000,000	Westcott Park CLO Ltd., (3 mo. LIBOR US + 3.250%), 5.07%, 07/20/28(e),(f)	1,000,644
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.22%, 10/20/29(e),(f)	4,488,224
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(e),(h)	2,432,840
6,375,000	York CLO-3 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(e),(h)	4,074,666
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 8.76%, 01/20/30(e),(f)	$1,003,161
		236,631,477
Other Asset-Backed Securities — 0.5%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 6.88%, 07/15/26(e),(f)	2,756,281
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 8.97%, 10/15/28(e),(f)	1,001,577
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 6.93%, 07/15/27(e),(f)	1,963,719
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(e),(h)	242,806
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 7.05%, 04/22/27(e),(f)	1,981,281
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(e),(h)	9,460,463
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 7.32%, 04/20/26(e),(f)	2,000,120
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 9.92%, 04/20/31(e),(f)	6,364,073
		25,770,320
		262,401,797
UNITED STATES — 11.5%
Collateralized Loan Obligations — 0.2%
3,736,097	Ari Investments LLC, 4.61%, 01/06/25(b)	3,736,097
3,172,378	Ari Investments LLC, 0.00%, 01/30/25(b)	3,172,378
2,587,088	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 1.86%, 05/15/36(f)	2,546,286

8

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Collateralized Loan Obligations (continued)
$1,500,000	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.00%, 07/25/29(e),(h)	$1,478,148
		10,932,909
Collateralized Mortgage Obligations — 0.3%
13,429,637	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/01/37	9,136,296
1,935,000	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.00%, 02/25/30(b),(e),(h)	1,919,453
11,127,754	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A, 6.00%, 10/01/36(e)	8,684,674
		19,740,423
Other Asset-Backed Securities — 11.0%
4,622,216	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(e)	4,827,581
1,433,508	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(b),(e),(h)	644,362
2,539,416	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(e)	2,603,960
771,564	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(b),(e)	447,507
7,048,174	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(e),(h)	7,098,626
1,824,992	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(b),(e),(h)	1,020,901
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(b),(e),(h)	1,319,850
3,287,699	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(b),(e),(h)	987,954
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(b),(e),(h)	1,485,425
3,571,991	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(b),(e)	1,739,917
17,491,838	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(b),(e),(h)	17,553,060
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(b),(e),(h)	2,065,770
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,367,658	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(b),(e)	$5,052,577
19,330,363	Ajax Mortgage Loan Trust, Series 2019-A, Class-A, 3.75%, 08/25/57(e),(h)	19,526,023
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-B, 5.25%, 08/25/57(e),(h)	2,406,499
6,127,642	Ajax Mortgage Loan Trust, Series 2019-A, Class-C, 0.00%, 08/25/57(b),(e)	4,818,777
18,953,709	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(e),(h)	19,139,495
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(b),(e),(h)	2,061,780
5,386,224	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(b),(e)	4,396,774
6,979,327	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(e),(h)	7,015,889
15,000,158	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(e)	14,970,182
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(e)	2,867,691
7,536,678	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 0.00%, 09/25/59(e)	6,160,903
11,007,432	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.14%, 05/25/35(f)	10,520,680
4,685,079	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.12%, 01/25/36(f)	3,766,581
6,015,564	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.08%, 01/25/36(f)	4,494,575
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(h)	3,839,044
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.52%, 12/10/25(h)	2,833,164

9

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,229,740	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 2.66%, 05/28/39(e),(f)	$8,756,936
2,258,785	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 2.96%, 05/28/39(e),(f)	1,918,735
3,600,956	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.66%, 02/28/40(e),(f)	3,406,961
2,133,516	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.66%, 12/28/40(e),(f)	2,089,207
4,480,864	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.59%, 12/28/40(e),(f)	4,154,605
1,815,910	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.34%, 12/25/35(f)	2,094,599
2,950,598	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.01%, 03/25/36(f)	587,002
2,950,598	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.01%, 03/25/36(f)	587,002
5,354,198	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 1.80%, 12/25/36(f)	5,863,919
2,000,000	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class M1, (1 mo. LIBOR US + 2.000%), 3.66%, 03/25/37(e),(f)	2,009,361
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(h)	1,230,217
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(h)	1,098,245
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,534,740	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(h)	$889,596
5,163,950	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 1.81%, 04/25/36(f)	5,021,308
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.08%, 02/25/37(f)	4,220,265
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 1.88%, 10/25/36(f)	10,553,708
4,931,262	Cascade MH Asset Trust, Series 2019-MH1, Class A, 3.86%, 11/25/44(e),(h)	4,959,440
11,201,004	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(h)	4,545,602
14,152,783	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	5,535,132
2,748,078	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(h)	2,642,661
2,778,445	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(h)	2,698,014
2,568,209	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(h)	1,683,292
2,897,347	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(h)	1,831,718
4,483,065	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	4,621,077
748,689	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.82%, 09/25/46(f)	740,277
2,881,672	Countrywide Asset-Backed Certificates, Series 2006-26, Class S1, (1 mo. LIBOR US + 0.250%), 1.91%, 06/25/37(f)	2,185,319
574,658	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(h)	579,917

10

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,359,246	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.98%, 12/15/33(e),(f)	$1,291,046
1,058,517	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 1.92%, 02/15/30(e),(f)	963,486
830,519	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.87%, 05/15/35(e),(f)	753,657
9,148,261	CWABS Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR US + 0.300%), 1.96%, 03/25/37(f)	7,021,263
6,879,000	Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(e),(h)	6,658,933
3,325,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.23%, 09/25/28(b),(e),(h)	3,368,225
4,000,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(b),(e),(h)	3,972,800
2,421,774	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class-M1, (1 mo. LIBOR US + 1.800%), 3.58%, 10/25/33(f)	2,445,406
9,666,673	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 1.78%, 10/25/36(f)	7,735,552
4,902,457	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 2.33%, 03/25/36(f)	4,061,655
9,124,408	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 1.91%, 07/25/36(f)	6,460,887
4,219,738	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.06%, 01/25/36(f)	2,886,481
4,558,559	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 1.81%, 03/25/37(f)	2,945,754
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 2.07%, 11/25/35(f)	$1,403,526
1,128,610	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 2.29%, 02/25/36(f)	1,122,638
628,705	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.320%), 2.11%, 11/25/36(f)	618,234
6,746,102	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(h)	5,481,905
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.01%, 12/25/35(f)	1,047,773
10,047,391	GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.81%, 03/25/36(h)	8,653,740
10,634,075	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.180%), 1.84%, 03/25/36(f)	5,026,283
8,985,776	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 08/25/47	4,537,353
500,376	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(h)	312,905
20,138,681	GSAMP Trust, Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 1.80%, 11/25/36(f)	12,226,729
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 3.91%, 02/25/47(f)	3,751,078
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.81%, 05/25/37(f)	3,662,088
5,472,291	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.94%, 12/25/36	3,031,945
1,048,461	Invitation Homes Trust, Series 2017-SFR2, Class D, (1 mo. LIBOR US + 1.800%), 3.47%, 12/17/36(e),(f)	1,049,595
1,601,275	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(e)	1,598,823

11

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 1.93%, 05/25/36(f)	$3,692,480
6,000,000	Legacy Mortgage Asset Trust, Series 2018-SL1, Class M, 4.50%, 02/25/58(e),(h)	6,071,984
8,747,788	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, STEP, 3.75%, 01/25/59(e)	8,839,768
10,930,571	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(e),(h)	11,041,561
9,509,137	Legacy Mortgage Asset Trust, Series 2019-SL2, Class A, 3.38%, 02/25/59(b),(e),(h)	9,557,634
2,074,590	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(b),(e)	157,046
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b),(e),(h)	1,459,390
3,994,489	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(h)	4,305,424
329,594	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.75%, 06/25/37(e),(f)	237,970
9,988,429	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 1.96%, 06/25/37(e),(f)	7,441,416
6,782,840	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 1.86%, 06/25/37(e),(f)	5,213,418
1,129,446	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.77%, 11/25/36(f)	467,713
15,579,244	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.82%, 11/25/36(f)	7,168,313
3,062,143	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.88%, 11/25/36(f)	1,425,917
6,001,561	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.82%, 10/25/36(f)	2,270,175
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,098,565	Long Beach Mortgage Loan Trust, Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.300%), 1.96%, 01/25/36(f)	$3,873,554
3,290,692	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 4.91%, 03/25/32(f)	3,339,106
4,235,265	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 1.98%, 03/25/36(f)	660,522
3,078,275	Merit Securities Corp., Series 13, Class M2, STEP, 7.33%, 12/28/33	2,700,008
10,607,034	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 1.91%, 10/25/37(f)	4,297,875
1,331,690	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 1.90%, 06/25/36(f)	933,751
7,275,373	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.79%, 11/25/36(f)	4,329,119
7,099,053	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 1.80%, 05/25/37(f)	5,535,657
3,549,758	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.02%, 02/25/36(f)	3,447,517
4,936,957	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,022,028
1,841,193	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 1.96%, 03/25/36(f)	1,810,280
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(b),(e),(h)	3,200,000
5,000,000	Nationstar HECM Loan Trust, Series 2019-2A, Class M4, 5.68%, 11/25/29(e),(h)	5,009,948
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 1.96%, 03/25/37(f)	7,004,226

12

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,668,092	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 2.11%, 12/25/35(f)	$3,812,189
2,207,665	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.06%, 10/25/36(e),(f)	2,071,235
2,102,200	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,011,929
10,244,165	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(h)	4,211,958
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(h)	1,899,169
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(h)	1,471,186
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(h)	1,883,349
766,637	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(h)	576,687
3,807,529	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(h)	3,808,686
998,859	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(h)	1,067,605
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(e)	4,079,566
3,297,444	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	3,385,339
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 5.25%, 07/25/35	2,601,107
1,000,000	Progress Residential Trust, Series 2019-SFR3, Class F, 3.87%, 09/17/36(e)	1,020,250
3,000,000	Progress Residential Trust, Series 2019-SFR4, Class F, 3.68%, 10/17/36(e)	3,040,691
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 1.95%, 06/25/36(f)	3,786,680
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 2.24%, 11/25/35(f)	$3,190,524
1,947,487	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 1.92%, 07/25/36(f)	1,949,995
4,293,268	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 1.98%, 09/25/36(f)	2,791,517
8,465,389	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 1.95%, 01/25/47(f)	6,848,322
7,626,303	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 1.85%, 11/25/36(e),(f)	4,483,551
6,707,774	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 1.78%, 11/25/36(f)	2,508,541
3,114,477	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 1.93%, 02/25/37(f)	2,243,715
11,642,595	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 1.91%, 07/25/36(f)	7,167,825
4,100,562	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.11%, 11/25/35(f)	2,572,323
4,427,957	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 2.16%, 07/25/35(f)	2,805,454
1,962,899	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.10%, 02/25/37(f)	1,285,331
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 4.25%, 11/25/58(e),(h)	10,291,556
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(e),(h)	10,341,490

13

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,837,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.75%, 03/17/38(e)	$1,856,018
8,016,325	Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, STEP, 3.97%, 02/25/49(e)	8,052,977
11,831,736	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, STEP, 3.97%, 03/25/49(e)	11,911,315
9,789,885	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.06%, 06/25/37(e),(f)	4,055,300
		588,856,602
		619,529,934
Total Asset-Backed Securities (Cost $936,381,011)		881,931,731

NON-AGENCY MORTGAGE-BACKED SECURITIES — 11.1%

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
755,720	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.19%, 07/25/35(h)	728,467
2,169,798	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.96%, 03/25/37(h)	1,877,044
1,782,343	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(b),(e)	1,781,987
1,021,390	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(b),(e)	285,683
35,145,692	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(e)	34,926,120
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(e)	3,493,774
8,763,239	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 0.00%, 09/25/59(b),(e)	3,974,129
1,963,344	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.11%, 09/25/46(f)	1,890,643
1,707,921	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	1,571,976
12,408,481	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.03%, 07/31/57(e),(h)	4,658,888
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,057,518	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.06%, 01/25/37(f)	$1,668,250
297,099	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.92%, 09/20/35(h)	297,660
669,773	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.90%, 02/20/36(h)	652,611
623,352	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.66%, 06/20/36(h)	619,502
1,900,320	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	1,958,431
3,264,050	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 2.26%, 03/27/36(e),(h)	2,711,107
621,050	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 4.00%, 10/25/35(h)	628,064
3,940,318	BCAP LLC, Series 2012-RR3, Class 1A5, 6.51%, 12/26/37(e),(h)	3,553,037
1,306,035	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.78%, 02/25/36(h)	1,290,028
335,860	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.18%, 08/25/35(h)	307,660
464,723	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.33%, 05/25/47(h)	454,442
1,784,228	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.10%, 04/25/36(f)	2,152,361
3,943,565	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 1.98%, 11/25/36(f)	4,264,774
1,915,161	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.94%, 08/25/36(f)	1,912,508
1,344,857	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 1.96%, 11/25/36(f)	1,304,573
2,258,485	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 5.76%, 07/25/39(e)	1,849,517
4,715,457	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,424,270

14

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,875,931	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(e),(h)	$1,903,348
2,358,532	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.06%, 08/25/35(f)	2,151,156
3,224,075	CHL Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.43%, 03/25/37(h)	2,999,563
6,747,546	CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(e),(h)	6,907,485
3,291,082	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,945,003
3,676,035	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,228,240
293,038	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.44%, 05/25/35(h)	299,175
235,243	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.55%, 06/25/36(h)	230,790
4,002,116	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(e)	3,136,119
525,685	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	505,239
1,080,665	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 1.96%, 08/25/35(f)	1,065,399
7,531,317	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 3.84%, 11/25/35(f)	1,544,652
672,366	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.71%, 12/25/35(h)	641,069
99,040	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.15%, 12/25/35(f)	95,599
7,726,215	Countrywide Alternative Loan Trust, Series 2005-76, Class 1A2, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.15%, 01/25/36(f)	6,164,929
1,632,423	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.11%, 05/25/35(f)	1,504,480
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$929,193	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	$789,676
3,415,230	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.01%, 05/25/36(f)	1,894,246
2,122,749	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,577,443
4,106,605	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	3,016,134
1,422,956	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.01%, 08/25/36(f)	884,679
1,422,956	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 5.49%, 08/25/36(f)	397,214
1,466,868	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	1,194,423
1,444,702	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.06%, 03/25/36(f)	712,176
4,058,050	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	2,887,666
1,588,448	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,349,272
1,150,175	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	958,617
1,429,868	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,162,047
3,269,507	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,657,112
6,232,439	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR US + 0.340%), 2.00%, 02/25/37(f)	3,628,287
3,116,220	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR US + 6.600%), 4.94%, 02/25/37(f)	758,930
198,749	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	197,733

15

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$563,869	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.06%, 05/25/36(f)	$474,886
3,428,852	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,306,115
3,021,908	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.54%, 11/20/46(f)	2,162,432
5,998,545	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.88%, 11/25/46(f)	5,348,338
3,130,026	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.85%, 11/25/46(f)	2,827,192
4,171,034	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 3.00%, 11/25/46(f)	3,830,114
4,473,462	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.85%, 03/20/47(f)	3,853,091
1,006,418	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.87%, 05/25/36(f)	905,345
5,287,456	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 1.87%, 07/25/46(f)	4,912,214
8,924,679	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.85%, 07/25/46(f)	8,475,199
4,603,192	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 1.89%, 03/25/36(f)	3,934,158
3,727,712	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 1.84%, 04/25/46(f)	3,205,244
2,359,468	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,763,156
2,376,561	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,822,160
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,191,933	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	$966,694
4,915,810	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,230,026
4,564,288	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,269,317
1,083,269	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	749,835
615,655	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.27%, 11/25/36	697,625
10,695,296	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.99%, 03/25/47(f)	9,239,468
466,062	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 1.84%, 04/25/47(f)	148,362
2,137,791	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 1.90%, 08/25/47(f)	1,773,261
1,840,767	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,407,021
1,497,752	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,240,991
1,747,697	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.33%, 01/25/36(h)	1,677,838
459,178	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	452,741
42,002	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.45%, 03/20/36(h)	44,061
11,591,596	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.11%, 04/25/46(f)	5,466,818

16

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,343,994	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.86%, 04/25/46(f)	$3,204,566
874,180	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.08%, 07/25/36(e),(f)	839,882
2,217,649	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,768,004
10,392,426	Credit Suisse Mortgage Capital Certificates, Series 19-RPL4, Class A1, 3.55%, 08/26/58(e)	10,492,209
24,349	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	22,961
2,658,856	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,524,522
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(e)	3,925,150
24,026,925	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class A1, 4.10%, 09/27/66(e),(h)	24,143,936
10,267,534	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 19.42%, 09/27/66(b),(e)	8,736,562
4,155,798	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(b),(e)	1,697,644
10,290,644	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(b)	10,020,514
2,947,773	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(h)	1,265,976
4,158,053	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 5.12%, 04/27/37(e),(h)	3,780,485
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 1.94%, 10/27/36(e),(f)	5,160,917
251,278	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.15%, 03/27/36(e),(f)	250,630
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.15%, 03/27/36(e),(f)	$9,223,509
6,594,583	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.01%, 11/25/35(f)	1,874,035
626,929	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.89%, 11/19/35(h)	608,383
4,414,241	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.01%, 01/25/35(e),(f)	4,087,135
1,617,672	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.01%, 01/25/36(e),(f)	1,407,354
437,091	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.09%, 01/25/35(h)	452,853
93,267	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	222,123
3,664,086	GSR Mortgage Loan Trust, Series 2006-5F, Class 2A5, 6.00%, 06/25/36	4,066,297
3,412,438	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	2,012,920
133,328	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	136,514
637,460	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.05%, 01/25/36(h)	640,547
68,549,703	GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 1.88%, 08/25/46(f)	26,444,625
4,292,457	GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37	4,802,195
825,765	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	729,519
6,197,704	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.90%, 06/25/47(h)	4,823,769
13,343,077	HarborView Mortgage Loan Trust, Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.205%), 1.86%, 12/19/36(f)	11,874,309

17

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,803,407	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 1.90%, 07/19/47(f)	$2,590,852
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(e)	5,049,972
700,787	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 5.15%, 04/25/37(h)	632,253
28,924,018	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.44%, 07/25/47(h)	1,278,638
3,822,791	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 4.02%, 01/25/37(h)	3,669,847
2,829,547	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 1.93%, 06/25/37(f)	2,760,743
7,375,625	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	4,236,532
438,689	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 1.81%, 03/25/37(f)	879,410
2,023,105	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.52%, 10/25/37(h)	1,538,400
71,839	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	70,286
3,247,585	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.81%, 12/25/37(f)	3,209,237
9,191,705	LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 3.48%, 03/01/24(e),(f)	9,156,046
5,941,515	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	3,634,164
7,617,262	MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 01/25/38	6,311,007
3,377,104	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(e)	3,426,990
1,817,825	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.23%, 08/25/37(e),(h)	1,120,316
753,785	MCM Capital LLC Trust, Series 2018-NPL1, Class A, 4.00%, 05/28/58(e)	761,120
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,233,532	MCM Capital LLC Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(b),(e)	$312,471
10,843,015	MCM Capital LLC Trust, Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)	3,469,765
7,820,552	MCM Trust, Series 2018-NPL2, Class A, STEP, 4.00%, 10/25/28(b),(e)	7,877,642
3,634,335	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 1.87%, 04/25/37(f)	3,176,455
1,508,089	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.27%, 05/25/36(h)	1,366,097
686,275	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	569,637
5,634,336	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.92%, 05/26/37(e)	4,660,920
1,554,337	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 1.95%, 07/26/45(e),(f)	1,486,721
4,449,146	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(e)	4,265,559
1,970,774	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(e)	1,804,260
826,497	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	792,317
136,038	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	135,653
3,159,467	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 5.11%, 08/25/36(h)	2,534,108
11,077,031	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(e),(g)	1,187,865
19,042,396	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.28%, 07/25/56(e),(h)	2,381,483
4,895,450	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 4.83%, 11/25/57(h)	2,877,198
9,168,364	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 3.78%, 08/25/57(e),(h)	3,046,157
2,052,406	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.85%, 05/25/35(h)	1,827,711

18

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,003,277	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.99%, 04/25/36(h)	$2,429,678
4,181,386	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 1.88%, 05/25/46(f)	2,264,912
2,287,572	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 1.84%, 09/25/47(f)	2,214,418
3,640,134	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.01%, 06/25/35(e),(f)	3,272,826
954,357	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.45%, 04/25/37(h)	790,460
316,839	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 4.75%, 04/25/37(h)	248,287
763,119	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.14%, 06/25/47(f)	679,134
30,541,819	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.31%, 02/25/38(e),(h)	11,017,082
1,203,726	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 1.98%, 04/26/37(e),(f)	1,189,038
3,998,848	WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.980%), 3.13%, 07/25/46(f)	3,820,627
9,610,470	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.29%, 05/25/47(f)	9,188,827
1,204,098	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,175,786
4,491,346	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,839,256
6,260,029	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	5,612,347
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,158,296	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.62%, 07/25/37(h)	$1,061,972
2,847,082	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 2.92%, 05/25/47(f)	2,760,626
1,721,909	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.11%, 08/25/46(f)	1,279,917
1,196,129	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR US + 0.320%), 1.98%, 03/25/37(f)	1,047,216
9,993,124	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 5.02%, 03/25/37(f)	1,368,083
2,117,624	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR US + 0.540%), 2.20%, 03/25/37(f)	1,875,427
1,904,002	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR US + 0.490%), 2.15%, 03/25/37(f)	1,686,251
2,659,843	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.33%, 03/25/38(h)	2,440,272
		524,409,428
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
6,918,133	Bayview Commercial Asset Trust 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 1.93%, 04/25/36(e),(f)	6,651,285
1,362,653	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.13%, 01/25/36(e),(f)	1,298,711
1,162,464	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 2.16%, 01/25/36(e),(f)	1,106,696
1,779,639	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 2.53%, 07/25/36(e),(f)	1,747,981

19

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$8,923,012	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.11%, 09/25/37(e),(f)	$8,405,551
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.16%, 10/25/37(e),(f)	5,073,718
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.16%, 12/25/37(e),(f)	9,633,596
5,000,000	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 4.33%, 10/15/36(e),(f)	5,021,891
4,261,921	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 1.95%, 12/25/36(e),(f)	4,183,667
7,000,000	Toorak Mortgage Corp., Series 2019-2, Class A1, STEP, 3.72%, 09/25/22	7,022,324
2,399,123	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 8.67%, 09/25/44(e),(h)	2,416,026
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.94%, 04/25/46(e),(h)	4,116,844
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(e),(h)	2,901,588
3,603,209	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(e),(h)	3,696,847
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(e),(h)	1,008,242
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(e),(h)	1,939,964
2,784,134	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(e),(h)	2,858,793
3,059,893	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(e),(h)	3,138,422
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(e),(h)	1,658,859
		73,881,005
Total Non-Agency Mortgage-Backed Securities (Cost $599,386,490)		598,290,433
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.4%

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
$6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 7.41%, 07/25/29(f)	$7,371,017
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.61%, 07/25/29(f)	5,503,419
1,369,230	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.66%, 07/25/29(f)	1,601,727
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 4.81%, 07/25/30(f)	3,143,582
2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.81%, 05/25/48(e),(h)	1,983,047
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,178,796)		19,602,792

U.S. GOVERNMENT AGENCIES — 33.4%

Federal Home Loan Bank — 33.4%
88,000,000	1.44%, 02/20/08(i)	87,935,589
61,000,000	1.51%, 02/13/12(i)	60,973,736
44,600,000	1.53%, 03/09/12(i)	44,532,357
129,600,000	1.53%, 02/08/16(i)	129,516,300
29,400,000	1.51%, 02/10/16(i)	29,391,139
108,000,000	1.50%, 02/11/16(i)	107,962,800
5,900,000	1.52%, 02/12/16(i)	5,897,714
125,920,000	1.53%, 02/19/16(i)	125,833,255
160,000,000	1.52%, 02/25/16(i)	159,848,445
182,700,000	1.52%, 03/03/16(i)	182,470,406
185,660,000	1.53%, 03/04/16(i)	185,418,642
66,000,000	1.53%, 03/10/16(i)	65,897,040
101,000,000	1.50%, 02/03/20(i)	101,000,000
34,000,000	1.52%, 02/04/20(i)	33,998,536
51,400,000	1.56%, 02/05/20(i)	51,395,574
62,000,000	1.52%, 02/21/20(i)	61,951,950
50,000,000	1.53%, 02/24/20(i)	49,954,792
144,000,000	1.52%, 03/05/20(i)	143,806,560
13,980,000	1.52%, 03/06/20(i)	13,960,614
75,000,000	1.53%, 03/17/20(i)	74,860,250

20

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$73,550,000	1.53%, 03/19/20(i)	$73,406,578
Total U.S. Government Agencies (Cost $1,790,051,572)		1,790,012,277

U.S. GOVERNMENT SECURITIES — 9.2%

U.S. Treasury Bills — 3.3%
106,000,000	1.48%, 02/04/20(i)	105,995,943
50,000,000	1.47%, 02/06/20(i)	49,993,906
6,000,000	1.54%, 02/11/20(i)	5,998,092
3,500,000	1.45%, 02/18/20(i)	3,497,874
4,000,000	0.00%, 02/25/20(i)	3,996,408
4,000,000	0.00%, 03/05/20(i)	3,994,732
2,000,000	0.00%, 03/12/20(i)	1,996,764
		175,473,719
U.S. Treasury Bonds — 5.3%
82,788,480	1.00%, 02/15/49(i)	99,483,709
175,000,000	2.25%, 08/15/49(i)	184,228,517
		283,712,226
U.S. Treasury Notes — 0.6%
35,000,000	1.75%, 07/31/24(i)	35,645,313
Total U.S. Government Securities (Cost $478,840,436)		494,831,258

Shares
CASH SWEEP — 2.2%

UNITED STATES — 2.2%
116,533,433	Citibank - US Dollars on Deposit in Custody Account, 0.12%(j)	$116,533,433
Total Cash Sweep (Cost $116,533,433)		116,533,433

TOTAL INVESTMENTS — 95.0% (Cost $5,162,919,440)		5,099,034,837

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.0%		267,656,015
NET ASSETS — 100.0%		$5,366,690,852

(a)	Variable rate security. Rate shown is the rate in effect as of January 31, 2020.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $134,247,371 which is 2.50% of net assets and the cost is $133,687,839.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $946,218,658, which is 17.63% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) below.
(f)	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
(g)	Zero coupon bond. The rate represents the yield at time of purchase.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.
(i)	The rate represents the annualized yield at time of purchase.
(j)	The rate shown represents the current yield as of January 31, 2020.

21

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Options Written
iShares MSCI Emerging Markets ETF	Call	Virtu Financial	46.00	(100,000)	02/28/2020	$460	$(1,300,000)
S&P 500 Index	Put	CBOE Global Markets, Inc.	3,100	(1,500)	02/14/2020	465	(2,205,000)

Total Options Written (Premiums received $(2,649,237))							$(3,505,000)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Structured Options

Equity Options
EURO STOXX Bank Index	Call	Goldman Sachs International	98.53	5,169,757	12/18/2020	$509,000	$13,452,731
UKX Index	Call	Goldman Sachs International	7,756.44	62,596	04/17/2020	485,000	645,074
S&P 500 Index	Call	Barclays Bank PLC	3,390.00	120,306	03/20/2020	407,000	938,387
S&P 500 Index	Call	Citigroup Global Markets Inc	3,322.63	92,096	06/30/2020	306,000	6,623,164
S&P 500 Index	Call	Credit Suisse International	3,250.00	93,700	03/06/2020	304,525	4,917,036
S&P 500 Index	Call	Barclays Bank PLC	3,270.00	92,379	03/31/2020	302,000	5,270,222
S&P 500 Index	Call	Credit Suisse International	3,310.00	91,400	02/21/2020	302,000	1,088,458
S&P 500 Index	Put	Citigroup Global Markets Inc	3,257.48	92,096	06/30/2020	300,000	2,849,537
Euro STOXX 50	Call	Credit Suisse International	3,780.67	53,959	02/21/2020	204,000	251,010
NIKKEI 225 Index	Call	Goldman Sachs International	24,250.00	8,406	02/14/2020	203,846	39,159
S&P 500 Index	Call	BNP Paribas SA	3,131.52	64,506	06/19/2020	202,000	11,880,059
Euro STOXX 50	Call	Citigroup Global Markets Inc	3,570.04	56,582	03/20/2020	202,000	7,131,849
NIKKEI 225 Index	Call	BNP Paribas SA	22,775.40	8,869	03/13/2020	202,000	6,800,042
Euro Stoxx 50	Call	Bank of America N.A.	3,811.54	52,997	07/17/2020	202,000	1,650,126
S&P 500 Index	Put	BNP Paribas SA	3,100.51	64,506	06/19/2020	200,000	1,281,654
iShares iBoxx $ High Yid Corp Bond	Put	Goldman Sachs International	87.00	2,278,294	04/17/2020	198,200	1,992,596
Energy Select Sector SPDR Fund	Call	JPMorgan Chase Bank, N.A.	56.17	27,240	04/27/2020	153,000	4,073,717
SMI Index	Call	Societe Generale	10,104.54	14,844	06/19/2020	150,000	7,378,074
The OMX Stockholm 30 Index	Call	Credit Suisse International	1,734.78	86,466	06/18/2020	150,000	5,731,215
Energy Select Sector SPDR Fund	Call	Goldman Sachs International	62.35	1,635,957	03/20/2020	102,000	93,577
Euro STOXX 50	Call	Credit Suisse International	3,730.00	27,225	06/19/2020	101,500	1,218,816
S&P 500 Index	Call	Citigroup Global Markets Inc	3,046.90	33,148	02/21/2020	101,000	6,314,881
S&P 500 Index	Call	Credit Suisse International	3,285.00	30,780	06/19/2020	101,000	2,655,397
Nikkei 225 Index	Call	BNP Paribas SA	24,304.64	4,156	04/17/2020	101,000	642,298
Euro STOXX 50	Put	Credit Suisse International	3,685.00	27,225	06/19/2020	100,000	1,957,757
S&P 500 Index	Call	Bank of America N.A.	3,290.00	30,424	04/17/2020	100,000	1,577,558
S&P 500 Index	Call	UBS AG	3,298.39	15,084	05/15/2020	50,000	476,780
The OMX Stockholm 30 Index	Put	Credit Suisse International	1,734.78	28,822	06/18/2020	50,000	359,350
SMI Index	Put	Societe Generale	10,104.54	4,948	06/19/2020	50,000	270,151
United States Oil Fund	Put	Goldman Sachs International	11.50	44,498	07/17/2020	511	3,019,379
							$102,580,054
EURO STOXX Bank Index	Call	Goldman Sachs International	103.22	(5,169,757)	12/18/2020	533,600	(8,725,516)
UKX Index	Call	Goldman Sachs International	7,908.52	(62,596)	04/17/2020	495,000	(216,932)
S&P 500 Index	Call	Barclays Bank PLC	3,400.00	(92,379)	03/31/2020	314,000	(854,506)
S&P 500 Index	Put	Citigroup Global Markets Inc	3,257.48	(92,096)	06/30/2020	300,000	(8,800,612)
S&P 500 Index	Put	Barclays Bank PLC	3,050.00	(92,379)	03/31/2020	282,000	(3,394,928)
Euro STOXX 50	Call	Citigroup Global Markets Inc	3,746.77	(56,582)	03/20/2020	212,000	(1,647,730)
NIKKEI 225 Index	Call	BNP Paribas SA	23,902.85	(8,869)	03/13/2020	212,000	(1,651,145)
The OMX Stockholm 30 Index	Call	Credit Suisse International	1,804.17	(86,466)	06/18/2020	156,000	(2,812,773)
SMI Index	Call	Societe Generale	10,508.72	(14,844)	06/19/2020	156,000	(3,736,106)
iShares 20+ Year Treasury Bond ETF	Put	Citigroup Global Markets Inc	137.55	(727,002)	02/21/2020	100,000	(1,163)
NIKKEI 225 Index	Put	BNP Paribas SA	22,549.85	(4,435)	03/13/2020	100,000	(547,909)
Euro STOXX 50	Put	Citigroup Global Markets Inc	3,534.69	(28,291)	03/20/2020	100,000	(701,319)
iShares 20+ Year Treasury Bond ETF	Call	Citigroup Global Markets Inc	137.55	(727,002)	02/21/2020	100,000	(1,459,457)
EURO STOXX Bank Index	Put	Goldman Sachs International	93.83	(799,282)	12/18/2020	74,000	(7,284,847)
SMI Index	Put	Societe Generale	10,104.54	(4,948)	06/19/2020	50,000	(829,287)
The OMX Stockholm 30 Index	Put	Credit Suisse International	1,734.78	(28,822)	06/18/2020	50,000	(1,082,219)
22

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value
Energy Select Sector SPDR Fund	Put	Goldman Sachs International	61.13	(817,978)	03/20/2020	$50,000	$(4,771,514)
VanEck Vectors Gold Miners ETF	Put	UBS AG	26.00	(17,154)	05/15/2020	49,999	(714,845)
Energy Select Sector SPDR Fund	Call	JPMorgan Chase Bank, N.A.	58.92	(27,240)	04/27/2020	1,605	(2,082,747)
Energy Select Sector SPDR Fund	Put	JPMorgan Chase Bank, N.A.	55.07	(9,080)	04/27/2020	500	(3,396,476)
United States Oil Fund	Call	Goldman Sachs International	11.50	(44,498)	07/17/2020	511	(4,493,281)
VanEck Vectors Gold Miners ETF	Put	Credit Suisse International	27.00	(34,364)	06/19/2020	927	(2,951,259)
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	19.35	(500,000)	12/18/2020	9,000	(3,399,336)
S&P 500 Index	Put	Societe Generale	19.60	(500,000)	12/18/2020	9,800	(945,290)
S&P 500 Index	Call	Societe Generale	19.60	(500,000)	12/18/2020	9,800	(2,259,192)
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	19.60	(500,000)	12/18/2020	9,800	(3,337,446)
Euro STOXX 50	Put	Credit Suisse International	3,521.21	(26,979)	02/21/2020	94,998	(669,948)
VanEck Vectors Gold Miners ETF	Put	Bank of America N.A.	28.00	(3,554,999)	04/13/2020	99,000	(641,322)
Euro Stoxx 50	Put	Bank of America N.A.	3,773.80	(26,498)	07/17/2020	99,000	(4,911,329)
iShares 20+ Year Treasury Bond ETF	Put	Goldman Sachs International	136.00	(732,172)	04/17/2020	99,575	(125,860)
iShares 20+ Year Treasury Bond ETF	Call	Goldman Sachs International	136.00	(732,172)	04/17/2020	99,575	(5,226,390)
Nikkei 225 Index	Put	BNP Paribas SA	24,064.00	(4,156)	04/17/2020	100,000	(2,387,235)
Euro STOXX 50	Put	Credit Suisse International	3,685.00	(27,225)	06/19/2020	100,324	(3,392,106)
Energy Select Sector SPDR Fund	Call	Goldman Sachs International	67.24	(1,635,957)	03/20/2020	110,000	(3,272)
S&P 500 Index	Put	BNP Paribas SA	3,100.51	(64,506)	06/19/2020	200,000	(4,134,091)
Euro STOXX 50	Call	Credit Suisse International	3,928.93	(53,959)	02/21/2020	212,000	(1,926)
S&P 500 Index	Put	Credit Suisse International	2,975.00	(93,700)	03/06/2020	278,757	(1,567,959)
S&P 500 Index	Put	Credit Suisse International	3,100.00	(91,400)	02/21/2020	283,340	(1,896,125)
S&P 500 Index	Put	Barclays Bank PLC	3,130.00	(120,306)	03/20/2020	376,600	(5,594,229)
							$(102,649,627)
							$(69,573)

Foreign Currency Options
USD/JPY Foreign Exchange Rate	Put	UBS AG	106.00	50,000	07/10/2020	5,300	453,687
EUR/CNY Foreign Exchange Rate	Put	BNP Paribas SA	7.60	50,000	07/10/2020	380	245,216
CHF/JPY Foreign Exchange Rate	Put	UBS AG	107.50	20,000	08/24/2020	2,150	78,163
							$777,066
CHF/BRL Foreign Exchange Rate	Call	JPMorgan Chase Bank, N.A.	4.00	(50,000,000)	03/11/2020	200,000	(4,953,489)
USD/JPY Foreign Exchange Rate	Put	UBS AG	104.00	(50,000)	07/10/2020	5,200	(276,204)
EUR/CNY Foreign Exchange Rate	Call	BNP Paribas SA	7.40	(50,000)	07/10/2020	370	(72,892)
CHF/JPY Foreign Exchange Rate	Put	UBS AG	103.50	(20,000)	08/24/2020	2,070	(26,253)
CHF/JPY Foreign Exchange Rate	Call	UBS AG	112.25	(10,000)	08/24/2020	1,123	(179,703)
							$(5,508,541)
							$(4,731,475)

Total Structured Options (Net premiums paid $13,989,913)							$(4,801,048)

Description	Counterparty	Number of Contracts	Expiration Date	Dispersion Strike	Payment Frequency	Notional Amount (000)	Value

Basket Options
Palladium on U.S Stock	Societe Generale	1,000	11/19/2021	29.00%	At Maturity	100,000	$3,367,700
Palladium on U.S Stock	Citigroup Global Markets Inc	1,000	03/18/2022	33.80%	At Maturity	100,000	1,986,800

Total Basket Options (Net premiums paid $6,200,000)							$5,354,500
23

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

The following table represents the individual equities underlying the Share Basket Option with Societe Generale, as of period end:

Underlying Equities
Advanced Micro Devices
Cardinal Health, Inc.
Conocophillips
CVS Health Corp
First Republic Bank/CA
Fifth Third Bancorp
Goldman Sachs Group, Inc.
Hess Corp.
Incyte Corp.
Intercontinental Exchange In.
Kellogg Co.
Kroger Co.
Marathon Petroleum Corp.
Mccormick & Co.
Mondelez International, Inc. - Class A
Salesforce.com, Inc.
Skyworks Solutions, Inc.
Valero Energy Corp.
Vertex Pharmaceuticals, Inc.
Western Digital Corp.

The following table represents the individual equities underlying the Share Basket Option with Citigroup Global Markets, Inc., as of period end:

Underlying Equities
American Airlines Group, Inc.
Aptiv PLC
Baker Hughes Co.
Boeing Co. (The)
Bristol-Myers Squibb Co.
Caterpillar, Inc.
Celanese Corp.
CenturyLink, Inc.
Facebook, Inc.
Freeport-McMoRan, Inc.
Netflix, Inc.
Noble Energy, Inc.
NVIDA Corp.
QUALCOMM, Inc.
Servicenow, Inc.
SVB Financial Corp.
Vertex Pharmaceuticals, Inc.
Vulcan Materials Corp.
WABTEC Corp.

24

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Commodity Basket Swaps
Macquarie Custom Basket Index Macquarie Bank Ltd. paying total return of the Macquarie Custom Basket MQCP298 Index over the initial equity level of 303.0452 and receiving fixed interest rate of 0.15% with monthly payments until expiration	Macquarie Bank Limited	02/18/2020	68,862	(4,763,960)	—	$(4,763,960)
Macquarie Custom Basket Index Macquarie Bank Ltd. paying total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 331.2573 and receiving fixed interest rate of 0.15% with monthly payments until expiration	Macquarie Bank Limited	02/18/2020	69,209	(4,956,387)	—	(4,956,387)

Total Commodity Basket Swaps						$(9,720,347)

The following table represents the individual long positions and related values of Indices underlying the Commodity Basket Swaps with Macquarie Bank Limited, as of period end:

Reference Entity - Long:
Indexes	Notional Amount (000)	Value	% of Basket Value
S&P GSCI Brent Crude Official Close Index ER	$27,544	$(1,905,585)	40%
S&P GSCI Gold Official Close Index ER	13,772	(952,793)	20%
S&P GSCI Aluminum Official Close Index ER	9,182	(635,194)	13%
S&P GSCI Copper Official Close Index ER	9,182	(635,194)	13%
S&P GSCI Zinc Official Close Index ER	9,182	(635,194)	13%
Total Reference Entity - Long	$68,862	$(4,763,960)	100%

Reference Entity - Long:
Indexes	Notional Amount (000)	Value	% of Basket Value
S&P GSCI Brent Crude Official Close Index ER	$27,683	$(1,982,554)	40%
S&P GSCI Gold Official Close Index ER	13,842	(991,277)	20%
S&P GSCI Aluminum Official Close Index ER	6,921	(495,639)	10%
S&P GSCI Copper Official Close Index ER	6,921	(495,639)	10%
S&P GSCI Nickel Official Close Index ER	6,921	(495,639)	10%
S&P GSCI Zinc Official Close Index ER	6,921	(495,639)	10%
Total Reference Entity - Long	$69,209	$(4,956,387)	100%

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Variance/Volatility/Total Return Swaps
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.00 and paying variance of the S&P 500 Index under the target volatility of 19.00 at expiration date	19.00	Societe Generale	02/21/2020	500	*	$2,669,141	—	$2,669,141
25

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 18.50 and paying variance of the S&P 500 Index under the target volatility of 18.50 at expiration date	18.50	Societe Generale	02/21/2020	500	*	$2,431,616	—	$2,431,616
Franklin Floating Rate Fund UBS AG paying an amount if the volatility of Franklin Floating Rate Fund is over 3.90 and receiving an amount if the volatility of Franklin Floating Rate Fund is under 3.90 at expiration date	3.90	UBS AG	03/09/2020	200	*	180,910	—	180,910
EEM Index Societe Generale receiving variance of the EEM Index over the target volatility of 20.05 and paying variance of the EEM Index under the target volatility of 20.05 at expiration date	20.05	Societe Generale	03/20/2020	500	*	2,581,588	—	2,581,588
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 17.90 and paying an amount if the volatility of S&P 500 Index is over 17.20 at expiration date	17.90/17.20	Societe Generale	06/19/2020	1,000	*	1,312,140	—	1,312,140
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 18.80 and paying an amount if the volatility of S&P 500 Index is over 18.70 at expiration date	18.80/18.70	Societe Generale	09/11/2020	500	*	619,210	—	619,210
NKY 225/S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 21.35 and paying variance of the S&P 500 Index under the target volatility of 20.80 at expiration date	21.35/20.80	Societe Generale	09/18/2020	500	*	2,356,198	—	2,356,198
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 20.20 and receiving an amount if the volatility of SPX 500 Index is under 18.15 at expiration date	20.20/18.15	Societe Generale	09/29/2020	500	*	1,534,398	—	1,534,399
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank Plc	10/03/2020	500	*	45,455	—	45,455
26

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
LEGATRUU Total return swap with Barclays Bank PLC receiving total return of the LEGATRUU Index over the initial equity level of 512.6230 and paying a floating amount of 0.48% with quarterly payments until expiration date, expiring 11/10/20 (Notional amount USD 100,000,000)	N/A	Barclays Bank Plc	11/10/2020	1,000	*	$534,849	—	$534,849
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 20.10 and paying variance of the S&P 500 Index under the target volatility of 20.10 at expiration date	20.10	Societe Generale	11/20/2020	500	*	1,363,332	—	1,363,332
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.50 and paying variance of the S&P 500 Index under the target volatility of 17.40 at expiration date	19.50/17.40	Societe Generale	12/18/2020	500	*	1,012,214	—	1,012,214
								$16,641,052
EEM Index/S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 20.05 and paying variance of the S&P 500 Index under the target volatility of 17.90 at expiration date	20.05/17.90	Societe Generale	03/20/2020	500	*	(1,026,300)	—	(1,026,300)
EUR/USD Citibank N.A. paying an amount if the volatility of EUR/USD foreign exchange rate is over 4.95 and receiving an amount if the volatility of EUR/USD foreign exchange rate is under 4.95 at expiration date	4.95	Citigroup Global Markets Inc	04/21/2020	1,000	*	(855,966)	—	(855,966)
AUD/JPY Citibank N.A. paying an amount if the volatility of AUD/JPY foreign exchange rate is over 9.70 and receiving an amount if the volatility of AUD/JPY foreign exchange rate is under 9.70 at expiration date	9.70	Citigroup Global Markets Inc	04/21/2020	718	*	(1,803,864)	—	(1,803,864)
HSCEI /S&P 500 Index Societe Generale receiving an amount if the volatility of HSCEI Index is under 21.35 and paying an amount if the volatility of S&P 500 Index is over 16.40 at expiration date	21.35/16.40	Societe Generale	06/19/2020	1,000	*	(1,674,940)	—	(1,674,940)
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank Plc	07/27/2020	500	*	(136,364)	—	(136,364)
27

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
NKY 225 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 21.35 and paying an amount if the volatility of Nikkei 225 Index is over 21.35 at expiration date	21.35	Societe Generale	09/11/2020	500	*	(1,736,036)	—	$(1,736,036)
USD/CHF JPMorgan Chase Bank N.A. paying variance of the USD/CHF over the target volatility of 8.35 and receiving variance of the USD/CHF under the target volatility of 8.35 at expiration date	8.35	JPMorgan Chase Bank, N.A.	12/08/2020	1,000	*	(2,936,473)	—	(2,936,473)
CHF/USD Goldman Sachs International receiving an amount if the volatility of CHF/USD foreign exchange rate is under 8.30 and paying an amount if the volatility of CHF/USD foreign exchange rate is over 8.30 at expiration date	8.30	Goldman Sachs International	12/14/2020	1,000	*	(2,772,304)	—	(2,772,304)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of SPX 500 Index is under 17.00 at expiration date	21.70/17.00	Societe Generale	12/18/2020	1,000	*	(2,308,316)	—	(2,308,316)
S&P 500 Index Societe Generale receiving an amount if the volatility of the S&P 500 Index is under 21.10 and paying an amount if the volatility of the S&P 500 Index is over 21.10 at expiration date	21.10	Societe Generale	12/18/2020	1,000	*	(5,337,812)	—	(5,337,812)
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.50 and paying variance of the S&P 500 Index under the target volatility of 19.50 at expiration date	19.50	Societe Generale	12/18/2020	500	*	(957,542)	—	(957,542)
HSCEI /S&P 500 Index UBS AG paying an amount if the volatility of HSCEI Index is over 22.60 and receiving an amount if the volatility of S&P 500 Index is under 18.00 at expiration date	22.60/18.00	UBS AG	12/30/2020	1,000	*	(1,417,882)	—	(1,417,882)
USD/JPY Citbank N.A. paying an amount if the volatility of USD/JPY foreign exchange rate is over 6.70 and receiving an amount if the volatility of USD/JPY foreign exchange rate is under 6.70 at expiration date	6.70	Citigroup Global Markets Inc	04/15/2021	1,000	*	(895,228)	—	(895,228)
								$(23,859,027)

Total Variance/Volatility/Total Return Swaps								$(7,217,975)
28

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

*	Vega Notional

Futures contracts outstanding at January 31, 2020:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-mini Gold Futures	1,150	April 2020	$91,304,250	$172,500

Total Futures Contracts				$172,500

Forward foreign currency exchange contracts outstanding at January 31, 2020:

Currency Sold		Currency Purchased		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	3,256,620,000	CHF	30,000,000	Citigroup Global Markets Inc	02/25/20	$1,104,999
JPY	25,593,000	USD	238,457	Citigroup Global Markets Inc	02/25/20	1,949
EUR	10,000,000	USD	11,352,610	The Bank of New York Mellon	02/07/20	257,325
JPY	2,385,420,000	EUR	20,000,000	The Bank of New York Mellon	02/07/20	167,576
USD	23,980	JPY	2,615,000	The Bank of New York Mellon	02/07/20	163
						1,532,012
KRW	12,117,000,000	USD	10,000,000	Barclays Bank PLC	02/07/20	(158,524)
USD	10,165,130	KRW	12,117,000,000	Barclays Bank PLC	02/07/20	(6,606)
CHF	30,000,000	JPY	3,282,213,000	Citigroup Global Markets Inc	02/25/20	(868,491)
EUR	20,000,000	JPY	2,382,805,000	The Bank of New York Mellon	02/07/20	(191,719)
USD	11,343,840	EUR	10,000,000	The Bank of New York Mellon	02/07/20	(248,555)
						(1,473,895)

Total Forward Foreign Currency Exchange Contracts						$58,117

The following abbreviations are used in the report:

AUD — Australian Dollar

BRL — Brazil Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

HSCEI — Hang Seng China Enterprise Index

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International Index

NKY — NIKKEI

REIT — Real Estate Investment Trust

SMI — Swiss Market Index

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P Index

S&P GSCI — Goldman Sachs Commodity Index

STEP — Step Coupon Bond

USD — U.S. Dollar

29

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.8
Commercial Mortgage-Backed Securities	1.4
Communication Services	0.5
Consumer Discretionary	0.4
Consumer Staples	0.5
Diversified Financials	1.3
Energy	0.7
Government Bonds	2.6
Health Care	0.7
Industrials	0.3
Materials	0.3
Telecommunication Services	0.4
U.S. Government Agencies and Securities	42.6
Utilities	0.2
Other*	21.9
100.0%

*	Includes cash and equivalents, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

30